Critical accounting judgments and key sources of estimation uncertainty (Details) - Terminal T2 NH Hotel	12 Months Ended
Dec. 31, 2021
Critical accounting judgments and key sources of estimation uncertainty
Percentage of occupancy rate	79.00%
Expected average tax recovery percentage	83.00%
Percentage of carrying value of cash generating unit	13.00%
Percentage of average rate reduction	13.10%
Bottom of range
Critical accounting judgments and key sources of estimation uncertainty
After-tax discount rate	10.20%
Percentage of occupancy rate	10.73%
Top of range
Critical accounting judgments and key sources of estimation uncertainty
After-tax discount rate	11.20%